Shareholder Report, Average Annual Return (Details) B030935_Direxion Daily F Bear 1X ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily F Bear 1X ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily F Bear 1X ETF NAV
Average Annual Return, Percent	(17.15%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	8.76%
Ford Motor Company [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ford Motor Company
Average Annual Return, Percent	17.34%